Deutsche Investment Management Americas Inc.
One Beacon Street
Boston, MA 02108

May 2, 2013

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

RE:	DWS Core Plus Income Fund (the “Fund”), a series of DWS Portfolio Trust (the “Trust”) (Reg. Nos. 002-13627; 811-00042)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 119 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement relating to the Fund and was filed electronically on April 25, 2013.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3011.

Very truly yours,

/s/James M. Wall

James M. Wall
Director & Senior Counsel
Deutsche Investment Management Americas Inc.

cc:           John Marten, Esq., Vedder